Management of Financial Risk (Details 2) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Statement [Line Items]
Cash	$ 2,008		$ 6,117		$ 1,923		$ 2,329
Marketable Securities	1,300	$ 1,300	1,323	$ 1,323		$ 104
Receivables	450		297
Accounts Payable And Accrued Liabilities	$ 929		$ 324
Canadian Dollars
Statement [Line Items]
Cash		1,701		5,622
Marketable Securities		1,300		1,323
Receivables		1		87
Accounts Payable And Accrued Liabilities		(800)		(308)
Lease Liability		(21)		(51)
Net Financial Assets (liabilities)		$ 2,181		$ 6,673